Other operating income (Tables)	6 Months Ended
Jul. 31, 2018
Analysis of income and expense [abstract]
Other operating income

	Three months ended July 31, 2018	Three months ended July 31, 2017	Six months ended July 31, 2018	Six months ended July 31, 2017
Analysis of other operating income by category	£000s	£000s	£000s	£000s
Income recognized in respect of BARDA	2,022	—	5,305	—
Income on release of the US not for profit organizations financial liability (Note 10)	539	—	539	—
Grant income	201	—	304	—
Research and development credit	(65)	—	—	—
Other income	2	—	6	—
	2,699	—	6,154	—